UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22208

Valued Advisers Trust

(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices)    (Zip code)

Capitol Services, Inc.

615 S. Dupont Hwy.

Dover, DE 19901

(Name and address of agent for service)

With a copy to:

John H. Lively, Esq.

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant’s telephone number, including area code: 513-587-3400

Date of fiscal year end: 5/31

Date of reporting period: 8/31/17

Item 1. Schedule of Investments.

BFS Equity Fund

Schedule of Investments

August 31, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 94.76%

Aerospace & Defense — 6.29%
Raytheon Co.	5,500	$1,001,055
United Technologies Corp.	6,000	718,320

		1,719,375

Banks — 3.19%
U.S. Bancorp	17,000	871,250

Beverages — 1.69%
PepsiCo, Inc.	4,000	462,920

Chemicals — 4.63%
Ecolab, Inc.	5,000	666,500
Mosaic Co./The	30,000	599,400

		1,265,900

Communications Equipment — 3.06%
Cisco Systems, Inc.	26,000	837,460

Consumer Finance — 2.52%
American Express Co.	8,000	688,800

Diversified Financial Services — 3.33%
JPMorgan Chase & Co.	10,000	908,900

Electronic Equipment, Instruments & Components — 2.67%
Amphenol Corp. - Class A	9,000	728,460

Energy Equipment & Services — 2.09%
Schlumberger Ltd.	9,000	571,590

Food & Staples Retailing — 3.16%
Costco Wholesale Corp.	5,500	862,070

Food Products — 1.19%
Mondelez International, Inc. - Class A	8,000	325,280

Health Care Equipment & Supplies — 5.60%
Abbott Laboratories	12,000	611,280
Danaher Corp.	11,000	917,620

		1,528,900

Hotels, Restaurants & Leisure — 2.41%
Starbucks Corp.	12,000	658,320

Industrial Conglomerates — 2.25%
General Electric Co.	25,000	613,750

Insurance — 3.88%
Chubb Ltd.	7,500	1,060,650

Internet & Catalog Retail — 2.15%
Amazon.com, Inc. *	600	588,360

See accompanying notes which are an integral part of this schedule of investments.

Internet Software & Services — 4.65%
Alphabet, Inc. - Class A *	700	668,668
Facebook, Inc. - Class A *	3,500	601,895

		1,270,563

IT Services — 2.34%
Automatic Data Processing, Inc.	6,000	638,820

Life Sciences Tools & Services — 5.88%
Quintiles IMS Holdings, Inc. *	7,000	672,210
Thermo Fisher Scientific, Inc.	5,000	935,700

		1,607,910

Machinery — 5.58%
Caterpillar, Inc.	4,000	469,960
Deere & Co.	3,500	405,755
Fortive Corp.	10,000	649,700

		1,525,415

Media — 1.85%
Walt Disney Co./The	5,000	506,000

Oil, Gas & Consumable Fuels — 5.13%
Cabot Oil & Gas Corp.	25,000	638,750
Exxon Mobil Corp.	10,000	763,300

		1,402,050

Pharmaceuticals — 4.69%
Johnson & Johnson	4,000	529,480
Zoetis, Inc.	12,000	752,400

		1,281,880

Professional Services — 2.42%
Nielsen Holdings PLC	17,000	660,450

Software — 5.29%
Adobe Systems, Inc. *	4,500	698,220
Microsoft Corp.	10,000	747,700

		1,445,920

Specialty Retail — 2.19%
Home Depot, Inc./The	4,000	599,480

Technology Hardware, Storage & Peripherals — 2.70%
Apple, Inc.	4,500	738,000

Textiles, Apparel & Luxury Goods — 1.93%
NIKE, Inc.	10,000	528,100

Total Common Stocks (Cost $20,367,249)		25,896,573

Money Market Funds — 5.15%

Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.93% (a)	1,406,808	1,406,808

Total Money Market Funds (Cost $1,406,808)		1,406,808

Total Investments – 99.91% (Cost $21,774,057)		27,303,381

Other Assets in Excess of Liabilities – 0.09%		25,715

NET ASSETS – 100.00%		$27,329,096

(a)	Rate disclosed is the seven day effective yield as of August 31, 2017.
*	Non-income producing security.

See accompanying notes which are an integral part of this schedule of investments.

The industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of this schedule of investments.

At August 31, 2017, the cost and net unrealized appreciation (depreciation) of investments for federal tax purposes were as follows:

Tax Cost of Securities	$21,792,597

Gross Unrealized Appreciation	$6,022,181
Gross Unrealized Depreciation	(511,397)

Net Unrealized Appreciation	$5,510,784

The difference between book basis and tax basis unrealized appreciation was attributable primarily to the tax deferral of losses on wash sales.

BFS Equity Fund

Notes to the Schedule of Investments

August 31, 2017

(Unaudited)

The BFS Equity Fund (the “Fund”) is an investment company and follows accounting and reporting guidance provided by Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. For financial statement and income tax purposes, the specific identification method is used for determining gains or losses. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements – All investments in securities are recorded at their estimated fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

BFS Equity Fund

Notes to the Schedule of Investments - continued

August 31, 2017

(Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the pricing service of the funds. These securities will be categorized as Level 1 securities.

In accordance with the Valued Advisers Trust’s (the “Trust”) valuation policies, Bradley, Foster & Sargent, Inc. (the, “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2017:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$25,896,573	$—	$—	$25,896,573
Money Market Funds	1,406,808	—	—	1,406,808

Total	$27,303,381	$—	$—	$27,303,381

(a)	Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments during the reporting period for which other significant observable inputs (Level 2) were used in determining fair value. The Fund did not hold any assets during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels as of August 31, 2017 based on input levels assigned at May 31, 2017.

LS Opportunity Fund

Schedule of Investments

August 31, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks - Long - Domestic — 80.48%

Consumer Discretionary — 3.99%
Buffalo Wild Wings, Inc. *	3,800	$390,450
Home Depot, Inc./The (a)	2,270	340,205
Hyatt Hotels Corp. - Class A (a)*	2,700	160,677
Lowe’s Cos., Inc. (a)	7,000	517,230

		1,408,562

Consumer Staples — 7.12%
Church & Dwight Co., Inc. (a)	12,300	617,091
Coca-Cola Co./The (a)	10,400	473,720
Colgate-Palmolive Co. (a)	9,000	644,760
Mondelez International, Inc. - Class A (a)	19,100	776,606

		2,512,177

Energy — 0.97%
Hess Corp. (a)	3,100	120,590
Noble Energy, Inc. (a)	9,400	223,438

		344,028

Financials — 46.93%
Aflac, Inc. (a)	9,700	800,735
Beneficial Bancorp, Inc. (a)	18,900	282,555
Berkshire Hathaway, Inc. - Class B (a)*	13,200	2,391,312
Brookline Bancorp, Inc.	15,200	218,120
Brown & Brown, Inc. (a)	21,500	966,640
Capital Bank Financial Corp. - Class A	6,400	240,640
Central Pacific Financial Corp. (a)	6,600	191,400
Citigroup, Inc. (a)	11,500	782,345
Federated Investors, Inc. - Class B (a)	17,100	467,001
Hanover Insurance Group, Inc. (a)	4,100	402,538
Hartford Financial Services Group, Inc./The (a)	14,300	773,201
Invesco Ltd. (a)	15,300	501,534
KeyCorp (a)	39,800	684,958
Leucadia National Corp. (a)	26,000	615,680
Marsh & McLennan Cos., Inc. (a)	7,400	577,792
OneBeacon Insurance Group Ltd. - Class A (a)	22,100	402,662
Oritani Financial Corp. ADR (a)	15,100	242,355
PJT Partners, Inc. - Class A (a)	8,700	336,342
PNC Financial Services Group, Inc. (a)	12,300	1,542,543
Primerica, Inc. (a)	6,100	466,955
Progressive Corp./The (a)	13,000	604,240
Selective Insurance Group, Inc. (a)	6,100	307,440
T. Rowe Price Group, Inc. (a)	13,000	1,096,680
Torchmark Corp. (a)	6,700	515,699
U.S. Bancorp (a)	15,600	799,500
Unum Group	7,400	356,532

		16,567,399

Health Care — 6.16%
Abbott Laboratories (a)	8,200	417,708
Invacare Corp. (a)	9,100	122,850
Johnson & Johnson (a)	4,600	608,902
Merck & Co., Inc.	9,500	606,670
Patterson Companies, Inc. (a)	10,900	419,650

		2,175,780

See accompanying notes which are an integral part of these schedules of investments.

Industrials — 5.44%
CIRCOR International, Inc. (a)	5,400	259,308
Eaton Corp. PLC (a)	6,800	487,968
General Dynamics Corp. (a)	2,700	543,645
Kirby Corp. (a)*	2,600	162,760
United Technologies Corp. (a)	3,900	466,908

		1,920,589

Information Technology — 9.23%
eBay, Inc. (a)*	5,200	187,876
FLIR Systems, Inc. (a)	14,200	539,600
Microsoft Corp. (a)	14,600	1,091,642
Paychex, Inc. (a)	5,200	296,556
PayPal Holdings, Inc. (a)*	4,500	277,560
Science Applications International Corp. (a)	6,100	450,668
VeriSign, Inc. (a)*	2,100	217,875
Xilinx, Inc. (a)	3,000	198,180

		3,259,957

Real Estate — 0.64%
Cousins Properties, Inc. (a)	19,923	186,280
Four Corners Property Trust, Inc. (a)	1,598	40,605

		226,885

Total Common Stocks - Long - Domestic (Cost $24,261,197)		28,415,377

Common Stocks - Long - International — 14.84%

Consumer Staples — 2.52%
Nestle SA	10,500	888,840

Energy — 1.53%
Suncor Energy, Inc. (a)	17,200	538,876

Financials — 7.21%
Arch Capital Group Ltd. (a)*	7,300	710,582
Hiscox Ltd.	21,975	361,875
Lancashire Holdings Ltd.	20,800	184,262
RenaissanceRe Holdings Ltd. (a)	5,040	701,366
Validus Holdings Ltd. (a)	11,700	586,755

		2,544,840

Health Care — 2.54%
GlaxoSmithKline PLC ADR	8,200	329,886
Medtronic PLC	2,800	225,736
Roche Holding AG	1,350	342,066

		897,688

Materials — 1.04%
Agnico Eagle Mines Ltd. (a)	7,200	369,072

Total Common Stocks - Long - International (Cost $4,574,404)		5,239,316

See accompanying notes which are an integral part of these schedules of investments.

Options Purchased – Long*— 0.02%

	Contracts
BB&T Corp., Call @ $50, Expiring January 2018	37	2,479
Procter & Gamble Co./The, Put @ $85, Expiring January 2018	49	5,880

Total Options Purchased - Long (Cost $25,792)		8,359

Money Market Securities — 2.43%

	Shares
Invesco Short-Term Investments Trust Treasury Portfolio - Institutional Class, 0.90% (b)	857,734	857,734

Total Money Market Securities (Cost $857,734)		857,734

Total Investments – 97.77% (Cost $29,719,127)		34,520,786

Other Assets in Excess of Liabilities – 2.23%		785,743

NET ASSETS – 100.00%		$35,306,529

(a)	All or a portion of the security is held as collateral for securities sold short. The fair value of this collateral on August 31, 2017 was $23,644,502.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2017.
*	Non-income producing security.

ADR — American Depositary Receipt

See accompanying notes which are an integral part of these schedules of investments.

LS Opportunity Fund

Schedule of Securities Sold Short

August 31, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks - Short - Domestic — (25.05)%

Consumer Discretionary — (0.82)%
Bloomin’ Brands, Inc.	(17,100)	$(290,871)

Consumer Staples — (9.74)%
Clorox Co./The	(2,640)	(365,719)
Constellation Brands, Inc. - Class A	(2,380)	(476,238)
Kellogg Co.	(4,200)	(274,932)
Kimberly-Clark Corp.	(3,950)	(486,995)
Molson Coors Brewing Co. - Class B	(6,000)	(538,500)
Procter & Gamble Co./The	(5,200)	(479,804)
Sysco Corp.	(8,800)	(463,496)
Wal-Mart Stores, Inc.	(4,500)	(351,315)

		(3,436,999)

Financials — (10.82)%
Affiliated Managers Group, Inc.	(2,180)	(385,184)
Allstate Corp.	(4,200)	(380,100)
Ameriprise Financial, Inc.	(4,150)	(574,816)
AmTrust Financial Services, Inc.	(11,100)	(137,640)
Community Bank System, Inc.	(5,700)	(293,322)
CVB Financial Corp.	(2,700)	(55,890)
Glacier Bancorp, Inc.	(4,600)	(152,766)
Great Western Bancorp, Inc.	(4,700)	(168,824)
Horace Mann Educators Corp.	(9,400)	(330,410)
Legg Mason, Inc.	(11,400)	(435,366)
Markel Corp. *	(335)	(352,417)
Prudential Financial, Inc.	(3,300)	(336,864)
Trustmark Corp.	(7,300)	(216,226)

		(3,819,825)

Industrials — (3.67)%
Briggs & Stratton Corp.	(4,500)	(94,230)
Lockheed Martin Corp.	(1,400)	(427,546)
PACCAR, Inc.	(2,500)	(165,825)
Rockwell Automation, Inc.	(2,425)	(397,846)
Union Pacific Corp.	(2,000)	(210,600)

		(1,296,047)

Total Common Stocks - Short - Domestic (Proceeds Received $8,297,705)		(8,843,742)

See accompanying notes which are an integral part of these schedules of investments.

Common Stocks - Short - International — (15.33)%
Financials — (15.33)%
Canadian Imperial Bank of Commerce	(4,200)	(352,632)
Canadian Western Bank	(8,400)	(194,297)
Chubb Ltd.	(5,358)	(757,728)
Comdirect Bank AG	(2,200)	(28,118)
Commonwealth Bank of Australia	(11,800)	(709,423)
Everest Re Group Ltd.	(3,270)	(825,610)
HSBC Holdings PLC ADR	(4,400)	(212,960)
Intact Financial Corp.	(4,500)	(369,476)
Westpac Banking Corp.	(14,993)	(371,852)
Willis Towers Watson PLC	(6,006)	(891,711)
XL Group Ltd.	(17,100)	(700,415)

Total Common Stocks - Short - International (Proceeds Received $4,682,556)		(5,414,222)

Total Securities Sold Short – -40.38% (Proceeds Received $12,980,261)		$(14,257,964)

*	Non-dividend expense producing security

ADR — American Depositary Receipt

The sectors shown on the schedule of investments and schedule of securities sold short are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of these schedules of investments.

At August 31, 2017, the cost and unrealized appreciation (depreciation) of investments for federal tax purposes were as follows:

Unrealized appreciation	$5,142,297
Unrealized depreciation	(579,908)

Net unrealized appreciation (depreciation)	$4,562,389

Aggregate cost of securities for income tax purposes	$29,958,397

Net unrealized appreciation (depreciation) on securities sold short	$(1,277,703)

The difference between book basis and tax basis unrealized appreciation was attributable primarily to the tax deferral of losses on wash sales.

LS Opportunity Fund

Notes to the Schedule of Investments

August 31, 2017

(Unaudited)

The LS Opportunity Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. For financial statement and income tax purposes, the specific identification method is used for determining gains or losses. Dividend income and dividend expense are recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (REITs) and distributions from limited partnerships are recognized on the ex-date. The calendar year end classification of distributions received from REITs during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from Limited Partnerships is reclassified among the components of net assets upon receipt of Schedules K-1(Form 1065). Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Short Sales - The Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. The Fund may engage in short sales with respect to various types of securities, including Exchange Traded Funds (“ETFs”). A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The amount of the loss may exceed the proceeds received in a short sale. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board of Trustees (“Board”), or otherwise cover its position in a permissible manner. The Fund will be required to pledge its liquid assets to the broker in order to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

Dividend expenses on securities sold short and borrowing costs are not covered under the Long Short Advisors, LLC (the “Adviser”) expense limitation agreement with the Fund and, therefore, these expenses will be borne by the shareholders of the Fund. The amount of restricted cash held at the broker as collateral for securities sold short was $14,956,492 as of August 31, 2017.

LS Opportunity Fund

Notes to the Schedule of Investments – continued

August 31, 2017

(Unaudited)

Purchasing Call Options – The Fund may purchase call options. As the holder of a call option, the Fund has the right to purchase the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may also purchase call options on relevant stock indexes. Call options may also be purchased by the Fund for the purpose of acquiring the underlying securities for its portfolio. Utilized in this fashion, the purchase of call options enables the Fund to acquire the securities at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities in this manner may be less than the cost of acquiring the securities directly. This technique may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

Purchasing Put Options – The Fund may purchase put options. As the holder of a put option, the Fund has the right to sell the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may purchase a put option on an owned underlying security (a “protective put”) as a defensive technique to protect against an anticipated decline in the value of the security. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. The Fund may also purchase put options at a time when it does not own the underlying security. By purchasing put options on a security it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing Options – The Fund may write covered call options on equity securities that the Fund is eligible to purchase to extend a holding period to obtain long-term capital gain treatment, to earn premium income, to assure a definite price for a security it has considered selling, or to close out options previously purchased. The Fund may write covered call options if, immediately thereafter, not more than 30% of its net assets would be committed to such transactions. A call option gives the holder (buyer) the right to purchase a security or futures contract at a specified price (the exercise price) at any time until a certain date (the expiration date). A call option is “covered” if the Fund owns the underlying security subject to the call option at all times during the option period. When the Fund writes a covered call option, it maintains a segregated account with its Custodian, cash or liquid portfolio securities in an amount not less than the exercise price at all times while the option is outstanding.

Forward Currency Exchange Contracts – The Fund may engage in foreign currency exchange transactions. The value of the Fund’s portfolio securities that are invested in non-U.S. dollar denominated instruments as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates, and the Fund may incur costs in connection with conversions between various currencies. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. The Fund will not, however, hold foreign currency except in connection with the purchase and sale of foreign portfolio securities.

Securities Valuation and Fair Value Measurements - All investments in securities are recorded at their estimated fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.

LS Opportunity Fund

Notes to the Schedule of Investments – continued

August 31, 2017

(Unaudited)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price, except in the case of a security sold short, in which case the last ask price is utilized. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the pricing service of the funds. These securities are categorized as Level 1 securities.

Call and put options purchased in which the Fund invests in are generally traded on an exchange and are generally valued at the last trade price as provided by a pricing service. If the last sale price is not available, the options will be valued using the last bid price. The options will generally be categorized as Level 1 securities unless the market is considered inactive or the absence of a last bid price, in which case, they will be categorized as Level 2 securities.

Derivative instruments in which the Fund invests in are valued by a pricing service based on the prevailing banking rates and are generally categorized as Level 2 securities.

In accordance with the Valued Advisers Trust (the “Trust”) valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

LS Opportunity Fund

Notes to the Schedule of Investments – continued

August 31, 2017

(Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2017:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks Domestic*	$28,415,377	$—	$—	$28,415,377
Common Stocks International*	5,239,316	—	—	5,239,316
Options Purchased	8,359	—	—	8,359
Money Market Securities	857,734	—	—	857,734

Total	$34,520,786	$—	$—	$34,520,786

*	Please refer to the Schedule of Investments for sector classifications.

	Valuation Inputs
Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks Domestic*	$(8,843,742)	$—	$—	$(8,843,742)
Common Stocks International*	(5,414,222)	—	—	(5,414,222)

Total	$(14,257,964)	$—	$—	$(14,257,964)

*	Please refer to the Schedule of Securities Sold Short for sector classifications.

The Fund did not hold any investments during the reporting period for which other significant observable inputs (Level 2) were used in determining fair value. The Fund did not hold any assets during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels as of August 31, 2017 based on input levels assigned at May 31, 2017.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Valued Advisers Trust

By	/s/ Bo J. Howell
Bo J. Howell, President and Principal Executive Officer

Date	10/26/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Bo J. Howell
Bo J. Howell, President and Principal Executive Officer

Date	10/26/2017

By	/s/ Bryan W. Ashmus
Bryan W. Ashmus, Treasurer and Principal Financial Officer

Date	10/26/2017